                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cardinal Capital Management, LLC
Address: One Fawcett Place
         Greenwich, CT 06830


Form 13F File Number: 28-7760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy K. Minella
Title:   Managing Director
Phone:   (203) 863-8981

Signature, Place, and Date of Signing:

    /s/ Amy K. Minella           Greenwich, CT     May 14, 1999
    __________________           _______________   ______________
    [Signature]                  [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     70

Form 13F Information Table Value Total:     $259,926
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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
                   Form 13F INFORMATION TABLE

Cardinal Capital Management, L.L.C.

           ITEM 1            ITEM 2      ITEM 3    ITEM 4         ITEM 5          ITEM 6     ITEM 7             ITEM 8
-----------------------  -----------------------  --------  ------------------- ----------  --------  --------------------------
                                                                SHARES
                                                    FAIR          OF       ***INVESTMENT DISCRETION***    ***VOTING AUTHORITY***
                          TITLE       CUSIP       MARKET       PRINCIPAL                 SHARED
       NAME OF ISSUER   OF CLASS     NUMBER        VALUE        AMOUNT      SOLE  SHARED  OTHER  MANAGERS SOLE   SHARED     NONE
       ---------------  ---------    -------     --------       -------      ---   ----  ------  -------- ----    -----     -----

3D Labs Inc.              Common    88553X103  $     39,719     12,710      12,710   0    0       None           0  0       12,710
ARC International Corp.   Common    001905108  $    318,900    212,600     212,600   0    0                212,600  0            0
Adrian Steel              Common    007338106  $  5,552,690      9,178       9,178   0    0                  4,788  0        4,390
Anacomp                   Common    032371106  $  6,466,265    402,569     402,569   0    0                154,700  0      247,869
Arizona Land Income Corp. Common    040515108  $  2,516,100    419,350     419,350   0    0                231,600  0      187,750
Astrosystems, Inc.        Common    046465100  $  1,177,292    409,493     409,493   0    0                 70,300  0      339,193
Avalon Holdings           Class A   05343P109  $  2,508,663    413,800     413,800   0    0                152,400  0      261,400
Benjamin Moore & Co.      Common    615649100  $ 10,447,049    115,437     115,437   0    0                 38,899  0       76,538
Big Flower Press          Common    89159107   $    396,968     12,754      12,754   0    0                      0  0       12,754
Bluegreen Corp.           Common    096231105  $  2,436,525    499,800     499,800   0    0                145,200  0      354,600
Borg-Warner Security      Common    099733107  $    664,975     39,700      39,700   0    0                      0  0       39,700
Broughton Foods Co.       Common    114838303  $    110,000     10,000      10,000   0    0                 10,000  0            0
CMP Media                 Common    125891101  $    615,000     20,000      20,000   0    0                  5,000  0       15,000
Clean Harbors             Common    18496107   $     75,945     43,397      43,397   0    0                      0  0       43,397
Columbian Rope Company    Common    198684102  $  1,074,331      7,729       7,729   0    0                    418  0        7,311
Crowley Maritime          Common    228090106  $  5,478,720      3,512       3,512   0    0                  1,250  0        2,262
Crown City Plating Co     Common    228237103  $    407,725     34,700      34,700   0    0                      0  0       34,700
EMPI Inc.                 Common    291586105  $  7,443,325    344,200     344,200   0    0                116,000  0      228,200
El Paso Electric          Common    283677854  $ 11,242,300  1,474,400   1,474,400   0    0                514,900  0      959,500
Emcor Group               Common    29084Q100  $  9,265,781    539,100     539,100   0    0                205,400  0      333,700
Farmer Bros.              Common    307675108  $  4,418,370     22,315      22,315   0    0                  6,653  0       15,662
First City Liq Trust Cert Nonvoting 33762E108  $ 14,230,512    527,056     527,056   0    0                172,959  0      354,097
Furniture Brands Intl     Common    360921100  $  1,331,925     60,200      60,200   0    0                 32,700  0       27,500
GP Strategies             Common    36225V104  $  5,791,825    326,300     326,300   0    0                108,500  0      217,800
Gantos                    Common    36473U105  $    166,053    196,803     196,803   0    0                196,803  0            0
Golden State-Litig WT     Warrants  381197136  $    908,203    187,500     187,500   0    0                 32,400  0      155,100
Grey Advertising Inc.     Class A   397838103  $ 10,185,491     29,353      29,353   0    0                  7,436  0       21,917
Harvard Industries        Common    417434503  $    219,720     27,465      27,465   0    0                 27,465  0            0
Harvey Entertainment      Common    417662103  $  2,310,656    528,150     528,150   0    0                173,050  0      355,100
Herbalife Decs Trust 3    PERCS     243665205  $  2,433,125    229,000     229,000   0    0                 73,100  0      155,900
Herbalife Intl. Class B   Class B   426908307  $  2,580,000    275,200     275,200   0    0                 23,700  0      251,500
Hollinger Int'l           Common    435569108  $ 12,246,938    903,000     903,000   0    0                306,700  0      596,300
Host Marriott Services    Common    440914109  $  6,299,775    933,300     933,300   0    0                273,500  0      659,800
Hyperion Solutions        Common    44914M104  $  2,153,250    148,500     148,500   0    0                 54,000  0       94,500
ITI Technologies          Common    450564109  $  2,538,000     84,600      84,600   0    0                 24,900  0       59,700
International Home Foods  Common    459655106  $  6,828,169    425,100     425,100   0    0                151,700  0      273,400


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J.G. Boswell              Common    101205102  $  1,316,750      1,150       1,150   0    0                      0  0        1,150
KTI Inc.                  Common    482689205  $  1,889,250    183,200     183,200   0    0                 73,700  0      109,500
Lab Corp of America       Common    50540R201  $     40,250     23,000      23,000   0    0                 15,000  0        8,000
Louisville Bedding        Common    546625104  $    275,274      3,155       3,155   0    0                      0  0        3,155
M&F Worldwide Corp.       Common    552541104  $  6,385,400    912,200     912,200   0    0                351,100  0      561,100
Manpower Inc.             Common    56418H100  $    350,625     15,000      15,000   0    0                 15,000  0            0
Meritor Savings Bank      Common    590007100  $  5,117,569  1,997,100   1,997,100   0    0                576,400  0    1,420,700
Modtech                   Common    607914108  $  3,127,797    347,533     347,533   0    0                 90,712  0      256,821
Musicland                 Common    62758B109  $  2,353,815    261,535     261,535   0    0                 98,200  0      163,335
Nautica                   Common    639089101  $  4,267,075    377,200     377,200   0    0                146,900  0      230,300
Platinum Technologies     Common    72764T101  $  5,615,100    220,200     220,200   0    0                 67,000  0      153,200
Prison Realty             Common    74264N105  $ 11,100,407    636,582     636,582   0    0                247,048  0      389,534
Pulaski Furniture         Common    745553107  $  2,722,400    132,800     132,800   0    0                 31,300  0      101,500
Quest Diagnostic          Common    74834L100  $  2,649,975    119,100     119,100   0    0                 23,800  0       95,300
RWC Inc.                  Common    749904108  $  2,268,528     47,261      47,261   0    0                 16,400  0       30,861
Rymer Foods Inc.          Common    783771306  $     43,917    146,390     146,390   0    0                146,390  0            0
SLM International         Common    784414203  $  1,146,224     71,639      71,639   0    0                 71,639  0            0
Saville Systems           Common    805174109  $     40,425      3,300       3,300   0    0                  2,000  0        1,300
Scholastic Corporation    Common    807066105  $  3,763,375     77,000      77,000   0    0                 19,600  0       57,400
Scientific Games          Common    808747109  $  7,123,075    401,300     401,300   0    0                151,900  0      249,400
Smith Investment Co.      Common    832118103  $    363,125      8,300       8,300   0    0                      0  0        8,300
Stanley Furniture         Common    847497203  $  1,938,300     99,400      99,400   0    0                  5,800  0       93,600
Sterling Commerce         Common    859205106  $  5,811,750    189,000     189,000   0    0                 59,000  0      130,000
Sterling Software         Common    859547101  $  9,169,875    386,100     386,100   0    0                131,300  0      254,800
Suiza Foods               Common    865077101  $  7,562,844    224,500     224,500   0    0                 75,900  0      148,600
Synthetic Industries Inc. Common    871914107  $  6,423,136    384,907     384,907   0    0                159,100  0      225,807
Trinity Industries Inc    Common    896522109  $  3,178,375    108,200     108,200   0    0                 36,500  0       71,700
US Leather Inc            Common    912134103  $     64,614     64,614      64,614   0    0                      0  0       64,614
Unilab                    Common    904763109  $  2,321,616    728,350     728,350   0    0                257,300  0      471,050
Velcro Industries         Common    922571104  $ 14,383,024    966,926     966,926   0    0                330,326  0      636,600
Versus Technology         Common    925313108  $      2,600     10,000      10,000   0    0                 10,000  0            0
Weiner's Stores           Common    948704101  $    151,639    404,371     404,371   0    0                404,371  0            0
Westbrook-Thompson        Common    957246101  $    103,764      4,369       4,369   0    0                  2,991  0        1,378
  Royalty Trust
York Group Inc.           Common    986632107  $  3,973,650    538,800     538,800   0    0                191,600  0      347,200

                                               $259,925,825















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